Lease (Component of Operating Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASE [Abstract]
Operating lease expense	$ 2,737	$ 2,952
Short-term lease expense	83	563
Total operating lease expense	$ 2,820	$ 3,515